Auditors' fees (Tables)	12 Months Ended
Dec. 31, 2021
Auditors' fees
Schedule of amount of fees of the auditors of the parent company and their partner firms included in the consolidated income statement

(in millions of euros)		Audit and related services					Other services	Total
		Statutory audit fees, certification,		Services required		Sub-total	rendered by
		auditing of the accounts		by the law			auditors' networks to
		o/w issuer		o/w issuer			fully-consolidated
Deloitte							subsidiaries
2021		8.2	4.6	0.0	—	8.2	0.1	8.4
	%	98%	55%	0%	—	99%	1%	100%
KPMG
2021		9.9	4.4	0.2	0.2	10.1	0.4	10.5
	%	94%	42%	2%	2%	96%	4%	100%
2020		10.2	5.1	0.5	0.2	10.7	0.1	10.8
	%	94%	47%	5%	2%	99%	1%	100%
2019		9.8	5.1	0.4	0.2	10.2	0.1	10.3
	%	95%	49%	4%	2%	99%	1%	100%
EY
2021		—	—	—	—	—	0.4	0.4
	%	—	—	—	—	—	100%	100%
2020		10.0	5.2	0.0	0.0	10.1	0.4	10.5
	%	96%	50%	0%	0%	96%	4%	100%
2019		10.2	5.1	0.3	—	10.5	0.4	10.8
	%	94%	48%	3%	0%	97%	3%	100%